WARRANTS - Quantitative inputs for Series E 1 Preferred Warrants (Details)	Sep. 30, 2021 Y	Dec. 31, 2020
Expected volatility | Stay Private, Scenario
WARRANTS
Warrants measurement input	60.0
Series E-1 Preferred Warrants | Expected volatility
WARRANTS
Warrants measurement input		0.0
Series E-1 Preferred Warrants | Expected volatility | Business Combination, Scenario
WARRANTS
Warrants measurement input	20.5
Series E-1 Preferred Warrants | Expected term (in years) | Stay Private, Scenario
WARRANTS
Warrants measurement input	1.25
Series E-1 Preferred Warrants | Expected term (in years) | Business Combination, Scenario
WARRANTS
Warrants measurement input	0.25
Series E-1 Preferred Warrants | Risk-free interest rate
WARRANTS
Warrants measurement input		0.0
Series E-1 Preferred Warrants | Risk-free interest rate | Stay Private, Scenario
WARRANTS
Warrants measurement input	0.1
Series E-1 Preferred Warrants | Risk-free interest rate | Business Combination, Scenario
WARRANTS
Warrants measurement input	0.1